Total
SEI Enhanced U.S. Large Cap Quality Factor ETF
SEI Enhanced U.S. Large Cap Quality Factor ETF
Investment Objective
Long-term capital appreciation.
Fees and Expenses

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	SEI Enhanced U.S. Large Cap Quality Factor ETF SEI Enhanced U.S. Large Cap Quality Factor ETF
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1],[2],[3]
Total Annual Fund Operating Expenses	0.15%
[1]	Based on estimated amounts and rounded to 0.00%.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The investment advisory agreement between SEI Exchange Traded Funds (the "Trust") and SEI Investments Management Corporation (SIMC), the Fund's adviser (the "Investment Advisory Agreement") provides that SIMC will pay all operating expenses of the Fund, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	SEI Enhanced U.S. Large Cap Quality Factor ETF SEI Enhanced U.S. Large Cap Quality Factor ETF USD ($)
1 Year	$ 15
3 Years	48
5 Years	85
10 Years	$ 192

Expense Example No Redemption	SEI Enhanced U.S. Large Cap Quality Factor ETF SEI Enhanced U.S. Large Cap Quality Factor ETF USD ($)
1 Year	$ 15
3 Years	48
5 Years	85
10 Years	$ 192

Portfolio Turnover.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the

Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies.

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks with superior quality, as determined by SIMC. Quality investing is a long-term buy and hold strategy that is based on acquiring stocks with superior and stable profitability, often exhibiting high barriers of entry. SIMC uses a quantitative-based, active stock selection investment strategy combined with portfolio optimization to construct the Fund's portfolio. SIMC's quantitative model evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on various quality, profitability and risk factors, which may include various sales-based profitability ratios such as profit margins, and investment-based metrics, such as return on assets. SIMC may also evaluate balance sheet quality (such as leverage) and accounting quality (such as accruals). The optimization process seeks to build a portfolio with high primary exposure to equity securities of superior quality, while concurrently managing secondary exposures to other factors, including momentum, value and low volatility, in tandem with certain investment restrictions.

Principal Risks
Performance

The Fund commenced operations on May 18, 2022. Because the Fund did not have a full calendar year of performance as of July 31, 2023, performance results have not been provided. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund's website at www.seic.com/enhancedfactorETFs.